Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended
	Feb. 10, 2021	Jan. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 8,366	$ 2,883
Related Party Transaction, Purchases from Related Party		$ 2,883
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 200,000
Debt Conversion, Converted Instrument, Amount	$ 1,500,000
Share Price	$ 10.00
Founder [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding			1,272,799